Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Write-down of inventories recognized as an expense	¥ 8,400	¥ 11,295	¥ 28,420